EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
8,014,209	Empower Core Bond Fund Institutional Class(a)	$ 64,995,236
12,148,198	Empower Global Bond Fund Institutional Class(a)	86,495,172
4,243,122	Empower High Yield Bond Fund Institutional Class(a)	38,739,702
4,976,700	Empower Inflation-Protected Securities Fund Institutional Class(a)	43,297,287
10,759,561	Empower Multi-Sector Bond Fund Institutional Class(a)	85,108,130
9,281,354	Empower Short Duration Bond Fund Institutional Class(a)	86,595,029
8,322,063	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	64,995,316

TOTAL BOND MUTUAL FUNDS — 47.47% (Cost $537,012,877)		$470,225,872
EQUITY MUTUAL FUNDS
2,279,777	Empower Emerging Markets Equity Fund Institutional Class(a)	18,329,402
2,260,097	Empower International Growth Fund Institutional Class(a)	18,329,384
5,691,314	Empower International Value Fund Institutional Class(a)	45,871,994
2,674,873	Empower Large Cap Growth Fund Institutional Class(a)	24,769,322
9,092,652	Empower Large Cap Value Fund Institutional Class(a)	61,920,961
4,442,741	Empower Mid Cap Value Fund Institutional Class(a)	33,587,125
Shares		Fair Value
Equity Mutual Funds — (continued)
6,712,287	Empower Real Estate Index Fund Institutional Class(a)	$ 49,536,684
946,081	Empower Small Cap Growth Fund Institutional Class(a)	9,016,155
3,322,224	Empower Small Cap Value Fund Institutional Class(a)	22,391,789
2,166,348	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,474,682

TOTAL EQUITY MUTUAL FUNDS — 30.01% (Cost $326,311,698)		$297,227,498
Account Balance
FIXED INTEREST CONTRACT
223,323,543(b)	Empower of America Contract(a) 1.70%(c)	223,323,543

TOTAL FIXED INTEREST CONTRACT — 22.55% (Cost $223,323,543)		$223,323,543
TOTAL INVESTMENTS — 100.03% (Cost $1,086,648,118)		$990,776,913
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(253,721)
TOTAL NET ASSETS — 100.00%		$990,523,192

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 29, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,471,889	Empower Core Bond Fund Institutional Class(a)	$ 28,157,016
5,265,184	Empower Global Bond Fund Institutional Class(a)	37,488,107
1,834,972	Empower High Yield Bond Fund Institutional Class(a)	16,753,291
2,157,759	Empower Inflation-Protected Securities Fund Institutional Class(a)	18,772,505
4,656,602	Empower Multi-Sector Bond Fund Institutional Class(a)	36,833,722
1,497,454	Empower Short Duration Bond Fund Institutional Class(a)	13,971,250
3,605,276	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	28,157,209

TOTAL BOND MUTUAL FUNDS — 33.02% (Cost $208,368,547)		$180,133,100
EQUITY MUTUAL FUNDS
2,036,111	Empower Emerging Markets Equity Fund Institutional Class(a)	16,370,332
2,017,713	Empower International Growth Fund Institutional Class(a)	16,363,654
5,075,982	Empower International Value Fund Institutional Class(a)	40,912,421
2,386,239	Empower Large Cap Growth Fund Institutional Class(a)	22,096,575
8,107,329	Empower Large Cap Value Fund Institutional Class(a)	55,210,911
3,962,200	Empower Mid Cap Value Fund Institutional Class(a)	29,954,233
Shares		Fair Value
Equity Mutual Funds — (continued)
3,323,111	Empower Real Estate Index Fund Institutional Class(a)	$ 24,524,560
841,692	Empower Small Cap Growth Fund Institutional Class(a)	8,021,323
2,963,424	Empower Small Cap Value Fund Institutional Class(a)	19,973,478
1,929,983	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	12,004,493

TOTAL EQUITY MUTUAL FUNDS — 45.00% (Cost $266,840,983)		$245,431,980
Account Balance
FIXED INTEREST CONTRACT
120,063,063(b)	Empower of America Contract(a) 1.70%(c)	120,063,063

TOTAL FIXED INTEREST CONTRACT — 22.01% (Cost $120,063,063)		$120,063,063
TOTAL INVESTMENTS — 100.03% (Cost $595,272,593)		$545,628,143
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(150,284)
TOTAL NET ASSETS — 100.00%		$545,477,859

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 29, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,753,062	Empower Core Bond Fund Institutional Class(a)	$ 54,767,337
10,237,000	Empower Global Bond Fund Institutional Class(a)	72,887,437
3,577,376	Empower High Yield Bond Fund Institutional Class(a)	32,661,438
4,208,043	Empower Inflation-Protected Securities Fund Institutional Class(a)	36,609,968
9,069,896	Empower Multi-Sector Bond Fund Institutional Class(a)	71,742,874
2,931,568	Empower Short Duration Bond Fund Institutional Class(a)	27,351,530
7,012,465	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	54,767,353

TOTAL BOND MUTUAL FUNDS — 24.05% (Cost $413,574,553)		$350,787,937
EQUITY MUTUAL FUNDS
7,557,495	Empower Emerging Markets Equity Fund Institutional Class(a)	60,762,262
7,430,542	Empower International Growth Fund Institutional Class(a)	60,261,695
18,687,592	Empower International Value Fund Institutional Class(a)	150,621,989
8,807,700	Empower Large Cap Growth Fund Institutional Class(a)	81,559,301
29,912,461	Empower Large Cap Value Fund Institutional Class(a)	203,703,864
Shares		Fair Value
Equity Mutual Funds — (continued)
14,644,462	Empower Mid Cap Value Fund Institutional Class(a)	$ 110,712,132
7,790,535	Empower Real Estate Index Fund Institutional Class(a)	57,494,152
3,111,691	Empower Small Cap Growth Fund Institutional Class(a)	29,654,412
11,001,861	Empower Small Cap Value Fund Institutional Class(a)	74,152,540
7,140,176	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	44,411,891

TOTAL EQUITY MUTUAL FUNDS — 59.87% (Cost $926,939,287)		$873,334,238
Account Balance
FIXED INTEREST CONTRACT
235,042,689(b)	Empower of America Contract(a) 1.70%(c)	235,042,689

TOTAL FIXED INTEREST CONTRACT — 16.11% (Cost $235,042,689)		$235,042,689
TOTAL INVESTMENTS — 100.03% (Cost $1,575,556,529)		$1,459,164,864
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(458,157)
TOTAL NET ASSETS — 100.00%		$1,458,706,707

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 29, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,404,434	Empower Core Bond Fund Institutional Class(a)	$ 19,499,959
3,648,017	Empower Global Bond Fund Institutional Class(a)	25,973,884
1,274,799	Empower High Yield Bond Fund Institutional Class(a)	11,638,911
1,497,419	Empower Inflation-Protected Securities Fund Institutional Class(a)	13,027,543
3,235,001	Empower Multi-Sector Bond Fund Institutional Class(a)	25,588,862
2,538,437	Empower Short Duration Bond Fund Institutional Class(a)	23,683,612
2,496,834	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	19,500,274

TOTAL BOND MUTUAL FUNDS — 18.03% (Cost $159,642,749)		$138,913,045
EQUITY MUTUAL FUNDS
4,937,195	Empower Emerging Markets Equity Fund Institutional Class(a)	39,695,047
4,893,822	Empower International Growth Fund Institutional Class(a)	39,688,898
12,305,488	Empower International Value Fund Institutional Class(a)	99,182,234
5,784,336	Empower Large Cap Growth Fund Institutional Class(a)	53,562,958
19,645,838	Empower Large Cap Value Fund Institutional Class(a)	133,788,164
9,613,173	Empower Mid Cap Value Fund Institutional Class(a)	72,675,585
Shares		Fair Value
Equity Mutual Funds — (continued)
3,654,228	Empower Real Estate Index Fund Institutional Class(a)	$ 26,968,206
2,038,058	Empower Small Cap Growth Fund Institutional Class(a)	19,422,688
7,184,265	Empower Small Cap Value Fund Institutional Class(a)	48,421,945
4,671,500	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	29,056,731

TOTAL EQUITY MUTUAL FUNDS — 72.99% (Cost $655,330,443)		$562,462,456
Account Balance
FIXED INTEREST CONTRACT
69,409,383(b)	Empower of America Contract(a) 1.70%(c)	69,409,383

TOTAL FIXED INTEREST CONTRACT — 9.01% (Cost $69,409,383)		$69,409,383
TOTAL INVESTMENTS — 100.03% (Cost $884,382,575)		$770,784,884
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(232,872)
TOTAL NET ASSETS — 100.00%		$770,552,012

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 29, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
5,376,803	Empower Emerging Markets Equity Fund Institutional Class(a)	$ 43,229,496
5,318,585	Empower International Growth Fund Institutional Class(a)	43,133,726
13,365,483	Empower International Value Fund Institutional Class(a)	107,725,790
6,290,009	Empower Large Cap Growth Fund Institutional Class(a)	58,245,484
21,364,907	Empower Large Cap Value Fund Institutional Class(a)	145,495,011
10,452,282	Empower Mid Cap Value Fund Institutional Class(a)	79,019,255
2,433,338	Empower Real Estate Index Fund Institutional Class(a)	17,958,035
2,213,337	Empower Small Cap Growth Fund Institutional Class(a)	21,093,103
Shares		Fair Value
Equity Mutual Funds — (continued)
7,837,415	Empower Small Cap Value Fund Institutional Class(a)	$ 52,824,173
5,091,037	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	31,666,249

TOTAL EQUITY MUTUAL FUNDS — 100.03% (Cost $668,741,881)		$600,390,322
TOTAL INVESTMENTS — 100.03% (Cost $668,741,881)		$600,390,322
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(179,336)
TOTAL NET ASSETS — 100.00%		$600,210,986

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Funds valuation designee to make all fair value determinations with respect to the Funds investments, subject to oversight by the Board of Directors.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America (Empower of America Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America (Empower of America).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.

September 29, 2023

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%.The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the period ended September 29, 2023, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
BOND MUTUAL FUNDS 47.47%
Empower Core Bond Fund Institutional Class	8,014,209	$56,879,489	$15,085,002	$5,847,382	$(742,362)	$(1,121,873)	$1,572,798	$-	$64,995,236
Empower Global Bond Fund Institutional Class	12,148,198	76,011,538	19,667,578	7,767,779	(1,489,721)	(1,416,165)	685,925	-	86,495,172
Empower High Yield Bond Fund Institutional Class	4,243,122	33,962,801	7,602,812	3,584,206	(212,562)	758,295	924,915	-	38,739,702
Empower Inflation-Protected Securities Fund Institutional Class	4,976,700	38,083,261	9,275,612	3,792,989	(375,220)	(268,597)	1,021,448	-	43,297,287
Empower Multi-Sector Bond Fund Institutional Class	10,759,561	74,654,012	17,055,538	6,725,386	(1,056,531)	123,966	1,902,583	-	85,108,130
Empower Short Duration Bond Fund Institutional Class	9,281,354	76,318,707	17,855,883	8,211,553	(298,732)	631,992	1,957,148	-	86,595,029
Empower U.S. Government Mortgage Securities Fund Institutional Class	8,322,063	56,779,554	15,875,573	5,477,881	(607,935)	(2,181,930)	1,811,180	-	64,995,316
					(4,783,063)	(3,474,312)	9,875,997	0	470,225,872
EQUITY MUTUAL FUNDS 30.01%
Empower Emerging Markets Equity Fund Institutional Class	2,279,777	16,119,948	5,545,707	3,898,794	(105,518)	562,541	141,973	-	18,329,402
Empower International Growth Fund Institutional Class	2,260,097	16,180,272	5,401,784	3,446,460	303,883	193,788	-	-	18,329,384
Empower International Value Fund Institutional Class	5,691,314	40,559,128	11,472,744	8,718,872	576,002	2,558,994	81,431	315,583	45,871,994
Empower Large Cap Growth Fund Institutional Class	2,674,873	21,890,694	5,274,987	7,950,622	(1,816,727)	5,554,263	39,853	2,875	24,769,322
Empower Large Cap Value Fund Institutional Class	9,092,652	54,834,722	16,914,719	7,052,978	3,155,312	(2,775,502)	949,199	265,105	61,920,961
Empower Mid Cap Value Fund Institutional Class	4,442,741	29,736,401	10,058,906	5,656,915	1,630,807	(551,267)	208,239	19,934	33,587,125
Empower Real Estate Index Fund Institutional Class	6,712,287	43,837,040	17,406,496	7,834,362	2,488,486	(3,872,490)	832,942	-	49,536,684
Empower Small Cap Growth Fund Institutional Class	946,081	8,014,582	2,866,395	2,884,095	(616,763)	1,019,273	-	2,051	9,016,155
Empower Small Cap Value Fund Institutional Class	3,322,224	19,912,844	7,804,878	6,041,335	(28,003)	715,402	132,734	416,595	22,391,789
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,166,348	11,923,844	3,695,477	3,252,705	(386,737)	1,108,066	-	201,034	13,474,682
					5,200,742	4,513,068	2,386,371	1,223,177	297,227,498

September 29, 2023

Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
FIXED INTEREST CONTRACT 22.55%
Empower of America Contract	223,323,543	$197,079,969	$43,526,259	$19,700,942	$-	$-	$2,418,257	$-	$223,323,543
					0	0	2,418,257	0	223,323,543
				Total	$417,679	$1,038,756	$14,680,625	$1,223,177	$990,776,913
Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
BOND MUTUAL FUNDS 33.02%
Empower Core Bond Fund Institutional Class	3,471,889	$26,142,591	$6,534,948	$4,093,836	$(442,199)	$(426,687)	$729,986	$-	$28,157,016
Empower Global Bond Fund Institutional Class	5,265,184	35,007,090	8,762,356	5,984,269	(1,065,816)	(297,070)	320,870	-	37,488,107
Empower High Yield Bond Fund Institutional Class	1,834,972	15,573,071	2,876,518	1,999,303	(54,652)	303,005	430,293	-	16,753,291
Empower Inflation-Protected Securities Fund Institutional Class	2,157,759	17,527,241	3,920,421	2,549,698	(178,854)	(125,459)	477,820	-	18,772,505
Empower Multi-Sector Bond Fund Institutional Class	4,656,602	34,288,794	7,372,632	5,065,327	(672,196)	237,623	886,516	-	36,833,722
Empower Short Duration Bond Fund Institutional Class	1,497,454	13,051,780	2,692,108	1,946,591	(116,083)	173,953	337,382	-	13,971,250
Empower U.S. Government Mortgage Securities Fund Institutional Class	3,605,276	26,130,676	6,932,915	4,142,665	(532,513)	(763,717)	838,477	-	28,157,209
					(3,062,313)	(898,352)	4,021,344	0	180,133,100
EQUITY MUTUAL FUNDS 45.00%
Empower Emerging Markets Equity Fund Institutional Class	2,036,111	15,248,148	4,938,749	4,580,739	(335,506)	764,174	137,264	-	16,370,332
Empower International Growth Fund Institutional Class	2,017,713	15,293,985	4,159,370	3,415,098	110,393	325,397	-	-	16,363,654
Empower International Value Fund Institutional Class	5,075,982	38,264,470	8,116,388	8,081,065	328,915	2,612,628	78,600	304,614	40,912,421
Empower Large Cap Growth Fund Institutional Class	2,386,239	20,678,524	4,491,829	7,836,060	(1,181,719)	4,762,282	38,346	2,765	22,096,575
Empower Large Cap Value Fund Institutional Class	8,107,329	51,718,524	14,138,635	10,318,799	679,101	(327,449)	912,875	255,840	55,210,911
Empower Mid Cap Value Fund Institutional Class	3,962,200	28,045,997	7,772,904	4,739,737	2,118,627	(1,124,931)	200,307	19,233	29,954,233
Empower Real Estate Index Fund Institutional Class	3,323,111	22,968,981	8,674,866	4,629,859	1,718,803	(2,489,428)	449,153	-	24,524,560
Empower Small Cap Growth Fund Institutional Class	841,692	7,516,796	2,279,001	1,900,052	242,195	125,578	-	1,975	8,021,323
Empower Small Cap Value Fund Institutional Class	2,963,424	18,725,611	6,330,760	4,548,529	1,171,964	(534,364)	127,960	401,830	19,973,478

September 29, 2023

Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,929,983	$11,231,567	$2,737,627	$2,731,229	$(91,052)	$766,528	$-	$193,264	$12,004,493
					4,761,721	4,880,415	1,944,505	1,179,521	245,431,980
FIXED INTEREST CONTRACT 22.01%
Empower of America Contract	120,063,063	112,232,803	21,811,340	15,378,260	-	-	1,397,180	-	120,063,063
					0	0	1,397,180	0	120,063,063
				Total	$1,699,408	$3,982,063	$7,363,029	$1,179,521	$545,628,143
Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
BOND MUTUAL FUNDS 24.05%
Empower Core Bond Fund Institutional Class	6,753,062	$55,152,052	$7,587,722	$7,327,582	$(1,147,940)	$(644,855)	$1,524,222	$-	$54,767,337
Empower Global Bond Fund Institutional Class	10,237,000	73,765,752	8,348,575	7,810,637	(1,429,211)	(1,416,253)	675,542	-	72,887,437
Empower High Yield Bond Fund Institutional Class	3,577,376	32,845,594	2,718,933	3,630,479	(215,107)	727,390	905,171	-	32,661,438
Empower Inflation-Protected Securities Fund Institutional Class	4,208,043	36,948,617	4,669,049	4,818,519	(440,265)	(189,179)	998,867	-	36,609,968
Empower Multi-Sector Bond Fund Institutional Class	9,069,896	72,415,575	7,778,797	9,033,412	(1,494,112)	581,914	1,868,481	-	71,742,874
Empower Short Duration Bond Fund Institutional Class	2,931,568	27,515,440	3,424,818	3,949,478	(234,542)	360,750	701,822	-	27,351,530
Empower U.S. Government Mortgage Securities Fund Institutional Class	7,012,465	55,146,379	8,301,102	6,704,125	(701,251)	(1,976,003)	1,742,739	-	54,767,353
					(5,662,428)	(2,556,236)	8,416,844	0	350,787,937
EQUITY MUTUAL FUNDS 59.87%
Empower Emerging Markets Equity Fund Institutional Class	7,557,495	61,368,228	7,776,819	10,007,185	17,670	1,624,400	538,871	-	60,762,262
Empower International Growth Fund Institutional Class	7,430,542	61,421,255	7,082,956	8,971,478	1,077,463	728,962	-	-	60,261,695
Empower International Value Fund Institutional Class	18,687,592	153,464,235	9,331,952	20,553,569	3,489,689	8,379,371	308,175	1,194,326	150,621,989
Empower Large Cap Growth Fund Institutional Class	8,807,700	82,897,897	4,722,837	23,673,003	(3,319,959)	17,611,570	151,695	10,906	81,559,301
Empower Large Cap Value Fund Institutional Class	29,912,461	207,542,196	21,311,743	27,107,410	(599,192)	1,957,335	3,647,070	1,002,947	203,703,864
Empower Mid Cap Value Fund Institutional Class	14,644,462	112,516,981	12,929,087	20,172,017	(1,379,337)	5,438,081	804,101	75,419	110,712,132
Empower Real Estate Index Fund Institutional Class	7,790,535	59,246,226	10,167,934	11,698,516	(1,700,294)	(221,492)	1,146,187	-	57,494,152

September 29, 2023

Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
Empower Small Cap Growth Fund Institutional Class	3,111,691	$30,113,799	$4,108,702	$6,044,417	$40,614	$1,476,328	$-	$7,729	$29,654,412
Empower Small Cap Value Fund Institutional Class	11,001,861	75,084,157	13,777,112	18,768,551	(1,423,064)	4,059,822	509,733	1,571,504	74,152,540
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	7,140,176	45,031,666	3,746,956	7,707,869	(610,670)	3,341,138	-	757,704	44,411,891
					(4,407,080)	44,395,515	7,105,832	4,620,535	873,334,238
FIXED INTEREST CONTRACT 16.11%
Empower of America Contract	235,042,689	236,925,843	25,826,733	30,641,106	-	-	2,931,219	-	235,042,689
					0	0	2,931,219	0	235,042,689
				Total	$(10,069,508)	$41,839,279	$18,453,895	$4,620,535	$1,459,164,864
Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
BOND MUTUAL FUNDS 18.03%
Empower Core Bond Fund Institutional Class	2,404,434	$18,055,897	$4,482,896	$2,841,023	$(441,558)	$(197,811)	$517,255	$-	$19,499,959
Empower Global Bond Fund Institutional Class	3,648,017	24,186,783	5,442,928	3,236,587	(580,737)	(419,240)	231,188	-	25,973,884
Empower High Yield Bond Fund Institutional Class	1,274,799	10,772,711	2,028,499	1,337,139	(16,744)	174,840	310,093	-	11,638,911
Empower Inflation-Protected Securities Fund Institutional Class	1,497,419	12,109,685	2,903,696	1,949,852	(191,931)	(35,986)	342,832	-	13,027,543
Empower Multi-Sector Bond Fund Institutional Class	3,235,001	23,738,833	5,242,389	3,588,257	(542,659)	195,897	639,608	-	25,588,862
Empower Short Duration Bond Fund Institutional Class	2,538,437	22,046,810	5,019,502	3,662,187	(183,566)	279,487	581,174	-	23,683,612
Empower U.S. Government Mortgage Securities Fund Institutional Class	2,496,834	18,034,538	4,794,077	2,856,687	(466,255)	(471,654)	592,179	-	19,500,274
					(2,423,450)	(474,467)	3,214,329	0	138,913,045
EQUITY MUTUAL FUNDS 72.99%
Empower Emerging Markets Equity Fund Institutional Class	4,937,195	36,824,716	8,073,459	7,328,249	(1,241,919)	2,125,121	340,239	-	39,695,047
Empower International Growth Fund Institutional Class	4,893,822	37,004,102	7,476,447	4,590,041	1,118,251	(201,610)	-	-	39,688,898
Empower International Value Fund Institutional Class	12,305,488	92,563,794	14,239,605	12,656,082	2,050,020	5,034,917	195,164	756,354	99,182,234
Empower Large Cap Growth Fund Institutional Class	5,784,336	50,043,094	6,312,513	13,624,303	(2,084,353)	10,831,654	95,574	6,876	53,562,958
Empower Large Cap Value Fund Institutional Class	19,645,838	125,445,557	23,519,587	22,636,699	(6,818,760)	7,459,719	2,293,030	635,087	133,788,164

September 29, 2023

Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
Empower Mid Cap Value Fund Institutional Class	9,613,173	$67,964,112	$13,044,729	$11,211,015	$(480,591)	$2,877,759	$505,263	$47,838	$72,675,585
Empower Real Estate Index Fund Institutional Class	3,654,228	25,241,135	7,497,414	6,039,666	(1,177,577)	269,323	513,497	-	26,968,206
Empower Small Cap Growth Fund Institutional Class	2,038,058	18,268,080	3,594,363	3,308,047	(3,629)	868,292	-	4,900	19,422,688
Empower Small Cap Value Fund Institutional Class	7,184,265	45,582,164	10,810,068	10,642,273	(1,166,491)	2,671,986	321,611	997,661	48,421,945
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,671,500	27,192,521	4,149,111	6,057,992	(2,165,392)	3,773,091	-	479,573	29,056,731
					(11,970,441)	35,710,252	4,264,378	2,928,289	562,462,456
FIXED INTEREST CONTRACT 9.01%
Empower of America Contract	69,409,383	64,698,534	14,130,906	10,242,560	-	-	822,502	-	69,409,383
					0	0	822,502	0	69,409,383
				Total	$(14,393,891)	$35,235,785	$8,301,209	$2,928,289	$770,784,884
Empower Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
EQUITY MUTUAL FUNDS 100.03%
Empower Emerging Markets Equity Fund Institutional Class	5,376,803	$40,342,746	$8,353,646	$6,613,056	$(183,783)	$1,146,160	$367,224	$-	$43,229,496
Empower International Growth Fund Institutional Class	5,318,585	40,372,543	7,990,270	5,025,196	1,197,033	(203,891)	-	-	43,133,726
Empower International Value Fund Institutional Class	13,365,483	101,285,239	15,189,683	14,078,143	2,320,981	5,329,011	210,972	817,616	107,725,790
Empower Large Cap Growth Fund Institutional Class	6,290,009	54,675,947	7,807,103	16,159,194	(2,440,519)	11,921,628	103,037	7,378	58,245,484
Empower Large Cap Value Fund Institutional Class	21,364,907	136,812,012	23,482,539	16,475,695	(1,058,942)	1,676,155	2,496,681	687,416	145,495,011
Empower Mid Cap Value Fund Institutional Class	10,452,282	74,243,051	11,846,556	10,484,784	(871,698)	3,414,432	549,690	51,690	79,019,255
Empower Real Estate Index Fund Institutional Class	2,433,338	16,934,706	4,419,719	2,606,480	190,448	(789,910)	339,125	-	17,958,035
Empower Small Cap Growth Fund Institutional Class	2,213,337	19,824,025	3,549,288	3,030,485	189,291	750,275	-	5,282	21,093,103
Empower Small Cap Value Fund Institutional Class	7,837,415	49,670,835	10,422,374	8,672,370	222,605	1,403,334	349,312	1,079,349	52,824,173
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,091,037	29,707,148	4,265,342	5,315,067	(1,260,044)	3,008,826	-	519,002	31,666,249
					(1,694,628)	27,656,020	4,416,041	3,167,733	600,390,322
				Total	$(1,694,628)	$27,656,020	$4,416,041	$3,167,733	$600,390,322

September 29, 2023